Label	Element	Value
Burney U.S. Factor Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Burney U.S. Factor Rotation ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Burney U.S. Factor Rotation ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Burney U.S. Factor Rotation ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks long term growth of capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets plus the amount of any borrowings for investment purposes in U.S. listed common stock. The Fund will invest its assets in common stocks of large, mid, and small-capitalization companies. Security selection is determined based on a proprietary model developed by The Burney Company, the sub-adviser to the Fund (the “Sub-Adviser”).
The Sub-Adviser has observed that, over the long run, small and value stocks have shown a performance edge over large and growth companies. However, it has also observed that there are periods of time when large-cap stocks outperform small-cap stocks and when growth stocks outperform value stocks. As a result, the Fund will utilize a “factor rotation” style of investing that varies across large, small, value, and growth investment cycles (“Investment Cycles”). Specifically, Investment Cycles are defined as periods where the difference in return between small and large-cap stocks favor either small-cap stocks or large cap stocks and where the difference in return between growth and value stocks favor either growth or value stocks. Historically, the cyclical pattern of these market phases can be seen over a 36-month rolling period with regards to market cap size and a 12-month rolling period with regards to style (i.e., growth vs. value). As described further below, the Sub-Adviser analyzes market data related to these cycles to determine the allocation of the portfolio in large and small cap stocks and growth and value stocks.
The Sub-Adviser first sets Investment Cycle targets for the strategy based on the Investment Cycle it expects to outperform. Security selection is informed by the Sub-Adviser’s proprietary quantitative stock selection model that rates stocks on key valuation, growth, profitability, quality, and technical factors in addition to an alternative data set, which utilizes artificial intelligence to predict revenue beats by measuring a company’s digital footprint based on engagement on websites, social media, search results, and applications, comparing engagement to analyst expectations (“Alternative Data”). The universe of potential portfolio holdings includes U.S. listed common stock of small, mid, and large-capitalization companies. Stocks are classified as large, mid, or small-cap stocks and growth or value based on S&P’s classifications. In cases where S&P does not classify the market cap size and style of a stock, the Sub-Adviser classifies the stock as large, mid, or small-cap and growth or value in accordance with S&P’s methodology. This methodology uses market cap to determine the size of a company (small, medium or large) and growth factors, such as earnings per share growth and sales per share growth along with value factors like book value to price ratio, earnings to price ratio, and sales to price ratio to label companies as growth or value. The Sub-Adviser’s proprietary model then rates all stocks in its universe numerically. The Sub-Adviser uses a portfolio optimizer to select stocks for the strategy that are highly rated and fit the set size and style targets, in accordance with the steps set forth below.
The Sub-Adviser utilizes a five-step approach to select U.S. listed equity securities for the Fund.
Step 1: To determine the current Investment Cycle and its weight, the Sub-Adviser assesses market indices and trends to determine which factors are currently favored by the market. The Sub-Adviser observes rolling 36-month return differentials between small- and large-cap stocks to determine the current size cycle of the stock market and 12-month rolling return differentials between growth and value stocks to determine the current style cycle. The Sub-Adviser considers the length of time the current size and style market phase has lasted, whether it has peaked in magnitude, the direction of the trend in the rolling return differential data, and valuation dispersions to predict which size and style cycle is most likely to be in favor in the future. For example, a downturn in growth stocks and large cap securities could indicate a favorable environment for small cap securities and value stocks. This analysis creates a target weight of large vs. small capitalization and growth vs. value securities for the overall portfolio. The Fund will always have an allocation to each of the target Investment Cycles: Large, Small, Growth, and Value. While mid-cap securities are not its own Investment Cycle, mid-cap securities can be included within the Small Investment Cycle.
Step 2: The universe of potential securities is then evaluated by the Sub-Adviser utilizing a proprietary screen to exclude American Depositary Receipts, microcap companies (in this case, companies whose market capitalization is generally less than $1 billion), and stocks that have, in the judgment of the Sub-Adviser, poor liquidity as measured against average daily volume.
Step 3: The Sub-Adviser then deploys proprietary analysis whereby the remaining universe of securities are individually evaluated across several criteria (profitability, revenue, trend analysis, etc.). Each security is scored and ranked based on its weighted average score across various metrics, which include traditional accounting and price data metrics, as well as other Alternative Data. Alternative Data seeks to predict revenue beats using proprietary analysis of a company’s current traffic across its digital footprint relative to its historic norms and analyst expectations as an indicator of an upcoming revenue beat. The Sub-Adviser’s model gives the highest scores to those stocks with the highest weighted average rating across the various factors and Alternative Data.
Step 4: All eligible securities are then labeled in accordance with the Investment Cycle that is most relevant to each security. Stocks are classified as large, mid, or small-cap stocks and growth or value based on S&P’s classifications. In cases where S&P does not classify the size and style of a stock, the Sub-Advisor classifies the stock as large, mid, or small-cap and growth or value in accordance with the S&P methodology that uses market cap to determine the size of a company (small, medium or large) and growth factors, such as earnings per share growth and sales per share growth along with value factors like book value to price ratio, earnings to price ratio, and sales to price ratio to label companies as growth or value.
Step 5: Securities are then included in the portfolio using a portfolio optimizer to select stocks that are highly rated by the Sub-Adviser’s proprietary model and fit the set Investment Cycle targets. Thereafter, the Sub-Adviser qualitatively assesses the portfolio and may override certain securities recommended by the portfolio optimizer to the extent that a company has certain negative characteristics (e.g., litigation or other disadvantageous market factors) where benefits to the portfolio can be realized by selecting different investments within any of the Investment Cycle categories. In addition, the Sub-Adviser may opt to purchase a low-cost market beta ETF (e.g., small cap value ETF) for a portion of the portfolio. Nevertheless, portfolio overrides and ETF purchases are relatively infrequent. If ETFs are selected, they are expected to comprise 5% or less of the overall portfolio at any given time.
Historically, the Sub-Adviser has observed that a typical market cap size cycle lasts three to six years and a typical style cycle lasts 18 to 30 months. The rolling size and style cycle data is updated monthly and the decision to set size and style targets is reevaluated with the same frequency. The usual signal for identifying a cycle shift is identification that the rolling return differential has peaked, and the trend is moving back to the origin. This cycling momentum is analyzed against valuation dispersions to determine when a cycle shift is necessary. Size and style cycles can shift dramatically in a short period of time and there is a risk that the Sub-Adviser could react late to a change in Investment Cycles. It is also possible that an expected Investment Cycle change could fail to materialize as anticipated or otherwise does not occur.
The Fund is rebalanced monthly, and the Sub-Adviser limits portfolio turnover to no more than 37.5% per rebalance. The Fund may also invest in cash and cash equivalents and shares of money market funds. Under normal circumstances, the Fund will hold between 80 and 100 securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets plus the amount of any borrowings for investment purposes in U.S. listed common stock.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.burneyetfs.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burneyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of September 30, 2024 was 22.98%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.73% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was (1.90)% (quarter ended September 30, 2023).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Burney U.S. Factor Rotation ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Burney U.S. Factor Rotation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Burney U.S. Factor Rotation ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Burney U.S. Factor Rotation ETF | Growth Stock Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using tradition valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Burney U.S. Factor Rotation ETF | Value Stock Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Stock Investment Risk. A value stock may not increase in price if other investors fail to recognize the company’s value or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged the company’s value. For any particular stock, there can be no assurances that the market will reflect the fair value of the stock, and it may remain undervalued.

Burney U.S. Factor Rotation ETF | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Burney U.S. Factor Rotation ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Burney U.S. Factor Rotation ETF | Quantitative Security Selection & Model Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection & Model Risk. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. There can be no assurance that quantitative security selection will enable the Fund to achieve its investment objective.

Burney U.S. Factor Rotation ETF | Factor-Based Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Factor-Based Investing Risk. There can be no assurance that the factor-based investment selection process employed by the Sub-Adviser will enhance the Fund’s performance. Exposure to the Investment Cycles identified by the Sub-Adviser may detract from the Fund’s performance in some market environments, which may continue for prolonged periods. There is also the risk that the Sub-Adviser may incorrectly predict the market trends that lead to the portfolio’s allocation in the various Investment Cycles or the predicted Investment Cycles may fail to materialize, which may cause the Fund to lose money.

Burney U.S. Factor Rotation ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Burney U.S. Factor Rotation ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Burney U.S. Factor Rotation ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Burney U.S. Factor Rotation ETF | Monthly Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Monthly Rebalance Risk. Because the Sub-Adviser may recommend changes to the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the most recent reconstitution that are not predictive of the market’s performance for the subsequent monthly period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as one-month if such changes first take effect promptly following a reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Burney U.S. Factor Rotation ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors incur the cost of the “spread” also known as the “bid-ask spread”, which is the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

Burney U.S. Factor Rotation ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Burney U.S. Factor Rotation ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Burney U.S. Factor Rotation ETF | ETF Risks, Cost Of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors incur the cost of the “spread” also known as the “bid-ask spread”, which is the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.

Burney U.S. Factor Rotation ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity
Burney U.S. Factor Rotation ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.
Burney U.S. Factor Rotation ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Burney U.S. Factor Rotation ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s and Sub-Adviser’s evaluations and assumptions regarding investments may not successfully achieve the Fund’s investment objective given actual market trends. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.

Burney U.S. Factor Rotation ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Burney U.S. Factor Rotation ETF | S&P Composite 1500 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Total Return Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	25.47%
Since Inception	rr_AverageAnnualReturnSinceInception	25.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2022
Burney U.S. Factor Rotation ETF | Burney U.S. Factor Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BRNY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2023	rr_AnnualReturn2023	22.33%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.33%
Since Inception	rr_AverageAnnualReturnSinceInception	24.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2022
Burney U.S. Factor Rotation ETF | Burney U.S. Factor Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.10%
Since Inception	rr_AverageAnnualReturnSinceInception	24.09%
Burney U.S. Factor Rotation ETF | Burney U.S. Factor Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	13.34%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%